UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—57.4%
Aerospace & defense—1.1%
Axon Enterprise, Inc.*	53	$23,782
Boeing Co.*	490	113,263
General Dynamics Corp.	154	53,410
General Electric Co.	3,859	1,249,390
Howmet Aerospace, Inc.	254	65,596
Huntington Ingalls Industries, Inc.	24	7,396
L3Harris Technologies, Inc.	112	35,300
Lockheed Martin Corp.	119	63,124
Northrop Grumman Corp.	1,143	644,286
RTX Corp.	800	143,728
Textron, Inc.	116	10,644
TransDigm Group, Inc.	34	42,783
		2,452,702
Air freight & logistics—0.1%
CH Robinson Worldwide, Inc.	83	14,828
Expeditors International of Washington, Inc.	95	15,009
FedEx Corp.	125	51,469
United Parcel Service, Inc., Class B	451	48,117
		129,423
Automobile components—0.3%
Aptiv PLC*	8,945	607,723

Automobiles—0.7%
Ford Motor Co.	2,959	51,605
General Motors Co.	697	58,018
Tesla, Inc.*	3,511	1,530,059
		1,639,682
Banks—1.7%
Bank of America Corp.	5,047	260,425
Citigroup, Inc.	1,331	167,573
Citizens Financial Group, Inc.	277	17,246
Fifth Third Bancorp	724	36,149
First Citizens BancShares, Inc., Class A	422	839,995
First Horizon Corp.	37,071	898,230
Huntington Bancshares, Inc.	1,592	26,045
JPMorgan Chase & Co.	2,054	614,783
KeyCorp	563	12,009
M&T Bank Corp.	141	30,472
PNC Financial Services Group, Inc.	328	72,527
Regions Financial Corp.	655	18,340
Truist Financial Corp.	903	43,534
U.S. Bancorp	1,152	63,187
Wells Fargo & Co.	10,694	829,213
		3,929,728
Beverages—0.2%
Celsius Holdings, Inc.*	6,824	227,035
Coca-Cola Co.	708	55,939
Constellation Brands, Inc., Class A	29	4,026

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Beverages—(continued)
Keurig Dr. Pepper, Inc.	241	$7,237
Monster Beverage Corp.*	103	9,072
PepsiCo, Inc.	228	32,875
		336,184
Biotechnology—0.5%
AbbVie, Inc.	1,102	239,927
Amgen, Inc.	337	113,498
Biogen, Inc.*	87	17,052
Gilead Sciences, Inc.	776	104,318
Incyte Corp.*	113	10,932
Moderna, Inc.*	196	9,249
Regeneron Pharmaceuticals, Inc.	59	36,272
Vertex Pharmaceuticals, Inc.*	1,119	500,797
		1,032,045
Broadline retail—3.0%
Amazon.com, Inc.*	25,808	6,984,677
eBay, Inc.	320	34,967
		7,019,644
Building products—1.0%
A.O. Smith Corp.	63	3,573
Advanced Drainage Systems, Inc.	4,806	668,803
Allegion PLC	79	10,275
Builders FirstSource, Inc.*	53	4,042
Carrier Global Corp.	476	30,402
Johnson Controls International PLC	4,914	658,771
Lennox International, Inc.	25	12,554
Masco Corp.	91	6,393
Owens Corning	6,958	875,456
Trane Technologies PLC	140	63,182
		2,333,451
Capital markets—0.7%
Ameriprise Financial, Inc.	71	31,645
ARES Management Corp., Class A	164	21,074
Bank of New York Mellon Corp.	514	71,667
Blackrock, Inc.	112	117,251
Blackstone, Inc.	577	67,492
Cboe Global Markets, Inc.	80	26,685
Charles Schwab Corp.	1,267	110,672
CME Group, Inc.	273	74,676
Coinbase Global, Inc., Class A*	159	30,056
FactSet Research Systems, Inc.1	32	7,855
Franklin Resources, Inc.	218	6,762
Goldman Sachs Group, Inc.	229	234,853
Interactive Brokers Group, Inc., Class A	330	28,700
Intercontinental Exchange, Inc.	428	63,280
Invesco Ltd.	391	11,128
KKR & Co., Inc.	534	51,232
Moody's Corp.	122	55,297

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Capital markets—(continued)
Morgan Stanley	918	$190,944
MSCI, Inc.	61	38,514
Nasdaq, Inc.	364	33,677
Northern Trust Corp.	158	26,141
Raymond James Financial, Inc.	133	19,074
Robinhood Markets, Inc., Class A*	595	56,108
S&P Global, Inc.	236	100,064
State Street Corp.	209	32,529
T. Rowe Price Group, Inc.	147	15,366
		1,522,742
Chemicals—1.1%
Air Products & Chemicals, Inc.	385	107,269
Albemarle Corp.	204	35,990
CF Industries Holdings, Inc.	271	30,447
Corteva, Inc.	1,157	90,570
Dow, Inc.	1,272	42,930
DuPont de Nemours, Inc.	775	37,525
Ecolab, Inc.	451	115,456
International Flavors & Fragrances, Inc.	13,111	997,091
Linde PLC	832	414,078
LyondellBasell Industries NV, Class A	478	31,859
Mosaic Co.	523	12,500
PPG Industries, Inc.	376	42,480
Sherwin-Williams Co.	419	127,309
Westlake Corp.	5,261	456,813
		2,542,317
Commercial services & supplies—0.3%
Cintas Corp.	225	38,533
Copart, Inc.*	516	16,909
Republic Services, Inc.	131	26,258
Rollins, Inc.	116	5,522
Veralto Corp.	134	11,019
Waste Management, Inc.	2,872	607,313
		705,554
Communications equipment—0.9%
Arista Networks, Inc.*	5,052	805,643
Ciena Corp.*	104	60,344
Cisco Systems, Inc.	9,448	1,137,728
F5, Inc.*	40	15,338
Lumentum Holdings, Inc.*	51	43,603
Motorola Solutions, Inc.	122	49,200
		2,111,856
Construction & engineering—0.3%
AECOM	8,725	605,253
Comfort Systems USA, Inc.	22	40,220
EMCOR Group, Inc.	29	23,978
Quanta Services, Inc.	90	64,056
		733,507

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Construction materials—0.4%
CRH PLC	1,182	$128,590
Martin Marietta Materials, Inc.	103	59,909
Vulcan Materials Co.	2,729	772,088
		960,587
Consumer finance—0.7%
American Express Co.	407	128,804
Capital One Financial Corp.	8,183	1,537,831
Synchrony Financial	255	18,217
		1,684,852
Consumer staples distribution & retail—0.5%
Casey's General Stores, Inc.	6	4,603
Costco Wholesale Corp.	77	73,636
Dollar General Corp.	4,232	468,101
Dollar Tree, Inc.*	36	4,192
Kroger Co.	92	5,718
Sysco Corp.	65	4,928
Target Corp.	74	9,403
Walmart, Inc.	5,433	628,870
		1,199,451
Containers & packaging—0.1%
Amcor PLC	877	34,045
Avery Dennison Corp.	98	15,589
Ball Corp.	495	27,062
International Paper Co.	942	31,529
Packaging Corp. of America	160	35,025
Smurfit Westrock PLC	999	41,109
		184,359
Distributors—0.0%†
Genuine Parts Co.	90	8,883
Pool Corp.	32	5,805
		14,688
Diversified telecommunication services—0.2%
AT&T, Inc.	5,429	134,639
Comcast Corp., Class A	2,673	66,477
Verizon Communications, Inc.	3,296	157,582
		358,698
Electric utilities—0.9%
Alliant Energy Corp.	342	24,491
American Electric Power Co., Inc.	785	99,436
Constellation Energy Corp.	459	132,077
Duke Energy Corp.	1,160	142,367
Edison International	572	40,006
Entergy Corp.	654	71,319
Evergy, Inc.	321	26,335
Eversource Energy	564	38,504
Exelon Corp.	1,548	70,651
FirstEnergy Corp.	827	38,364
NextEra Energy, Inc.	12,839	1,117,121

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Electric utilities—(continued)
NRG Energy, Inc.	312	$41,833
PG&E Corp.	3,242	52,974
Pinnacle West Capital Corp.	197	19,649
PPL Corp.	1,048	37,089
Southern Co.	1,630	150,041
Xcel Energy, Inc.	882	70,119
		2,172,376
Electrical equipment—1.0%
AMETEK, Inc.	142	32,071
Eaton Corp. PLC	2,228	892,537
Emerson Electric Co.	3,215	462,381
GE Vernova, Inc.	162	156,868
Generac Holdings, Inc.*	35	9,727
Hubbell, Inc.	30	14,208
Regal Rexnord Corp.	3,512	708,581
Rockwell Automation, Inc.	70	31,574
Vertiv Holdings Co., Class A	226	71,351
		2,379,298
Electronic equipment, instruments & components—0.2%
Amphenol Corp., Class A	894	132,991
CDW Corp.	106	13,298
Coherent Corp.*	143	51,690
Corning, Inc.	570	103,261
Jabil, Inc.	86	31,352
Keysight Technologies, Inc.*	132	44,660
TE Connectivity PLC	215	45,883
Teledyne Technologies, Inc.*	37	22,934
Zebra Technologies Corp., Class A*	38	9,258
		455,327
Energy equipment & services—0.1%
Baker Hughes Co.	755	48,229
Halliburton Co.	609	23,660
SLB Ltd.	1,127	61,478
		133,367
Entertainment—1.3%
Electronic Arts, Inc.	168	33,889
Liberty Media Corp.-Liberty Formula One, Class C*	5,795	526,128
Live Nation Entertainment, Inc.*	133	22,399
Netflix, Inc.*	13,454	1,157,313
Take-Two Interactive Software, Inc.*	135	30,262
TKO Group Holdings, Inc.	47	9,643
Walt Disney Co.	10,953	1,115,344
Warner Bros Discovery, Inc.*	1,884	50,887
		2,945,865
Financial services—2.6%
Apollo Global Management, Inc.	5,871	755,656
Berkshire Hathaway, Inc., Class B*	3,750	1,779,300

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Financial services—(continued)
Block, Inc.*	411	$31,121
Corpay, Inc.*	64	23,155
Fidelity National Information Services, Inc.	392	16,852
Fiserv, Inc.*	372	21,040
Global Payments, Inc.	211	15,933
Jack Henry & Associates, Inc.	4,158	566,818
Klarna Group PLC*,1	6,313	115,465
Mastercard, Inc., Class A	2,993	1,478,482
PayPal Holdings, Inc.	733	32,802
Visa, Inc., Class A	1,280	417,741
Voya Financial, Inc.	10,217	829,825
		6,084,190
Food products—0.3%
Archer-Daniels-Midland Co.	78	6,223
General Mills, Inc.	127	4,294
Hershey Co.	22	4,269
Kraft Heinz Co.	189	4,538
Mondelez International, Inc., Class A	242	14,803
Post Holdings, Inc.*	6,947	638,012
Tyson Foods, Inc., Class A	70	4,271
		676,410
Gas utilities—0.0%†
Atmos Energy Corp.	234	39,576

Ground transportation—0.1%
CSX Corp.	1,139	51,551
JB Hunt Transport Services, Inc.	36	9,952
Norfolk Southern Corp.	141	42,999
Old Dominion Freight Line, Inc.	124	27,919
Uber Technologies, Inc.*	1,259	88,634
Union Pacific Corp.	360	94,550
		315,605
Health care equipment & supplies—0.9%
Abbott Laboratories	1,093	93,561
ABIOMED, Inc.*,2	76	127
Align Technology, Inc.*	41	7,173
Baxter International, Inc.	301	5,653
Becton Dickinson & Co.	172	25,305
Boston Scientific Corp.*	8,272	399,620
Cooper Cos., Inc.*	8,159	499,412
Dexcom, Inc.*	8,562	631,362
Edwards Lifesciences Corp.*	387	33,464
GE HealthCare Technologies, Inc.	265	16,520
Hologic, Inc.*	133	1
IDEXX Laboratories, Inc.*	48	27,049
Insulet Corp.*	28	4,058
Intuitive Surgical, Inc.*	221	93,846
Medtronic PLC	820	60,524

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
ResMed, Inc.	84	$16,008
Solventum Corp.*	82	6,146
STERIS PLC	70	14,891
Stryker Corp.	216	65,900
Zimmer Biomet Holdings, Inc.	121	9,962
		2,010,582
Health care providers & services—0.8%
Cardinal Health, Inc.	136	26,765
Cencora, Inc.	125	33,670
Centene Corp.*	252	15,019
Cigna Group	173	47,990
CVS Health Corp.	803	73,057
DaVita, Inc.*	11	2,138
Elevance Health, Inc.	143	56,226
HCA Healthcare, Inc.	93	35,204
Henry Schein, Inc.*	43	3,293
Humana, Inc.	67	20,463
Labcorp Holdings, Inc.	43	11,183
McKesson Corp.	72	53,456
Quest Diagnostics, Inc.	67	13,058
UnitedHealth Group, Inc.	3,999	1,520,860
Universal Health Services, Inc., Class B	45	6,575
		1,918,957
Health care REITs—0.2%
Welltower, Inc.	2,354	483,347

Health care technology—0.0%†
Veeva Systems, Inc.*	81	14,122

Hotels, restaurants & leisure—0.6%
Airbnb, Inc., Class A*	313	41,726
Booking Holdings, Inc.	624	104,476
Carnival Corp. Ltd.	749	21,017
Chipotle Mexican Grill, Inc.*	974	31,032
Darden Restaurants, Inc.	87	17,740
Domino's Pizza, Inc.	22	6,833
DoorDash, Inc., Class A*	3,794	604,346
Expedia Group, Inc.	90	20,321
Hilton Worldwide Holdings, Inc.	160	52,426
Las Vegas Sands Corp.	260	13,148
Marriott International, Inc., Class A	165	61,974
McDonald's Corp.	550	153,560
MGM Resorts International*	139	6,070
Norwegian Cruise Line Holdings Ltd.*	360	6,602
Royal Caribbean Cruises Ltd.	193	54,934
Starbucks Corp.	879	87,162
Wynn Resorts Ltd.	75	7,591
Yum! Brands, Inc.	223	32,993
		1,323,951

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Household durables—0.1%
DR Horton, Inc.	193	$28,388
Garmin Ltd.	126	29,474
Lennar Corp., Class A	178	15,981
NVR, Inc.*	2	12,210
PulteGroup, Inc.	151	17,845
		103,898
Household products—0.0%†
Colgate-Palmolive Co.	142	12,798
Kimberly-Clark Corp.	58	5,661
Procter & Gamble Co.	426	61,157
		79,616
Independent power and renewable electricity producers—0.0%†
AES Corp.	942	13,819
Vistra Corp.	464	74,347
		88,166
Industrial conglomerates—0.1%
3M Co.	320	49,002
Honeywell International, Inc.	385	91,576
		140,578
Insurance—1.2%
Aflac, Inc.	5,262	591,555
Allstate Corp.	199	41,012
American International Group, Inc.	418	31,028
Aon PLC, Class A	167	52,782
Arch Capital Group Ltd.*	263	23,497
Arthur J Gallagher & Co.	215	43,239
Assurant, Inc.	46	11,448
Brown & Brown, Inc.	261	14,681
Chubb Ltd.	273	85,102
Cincinnati Financial Corp.	139	21,881
Erie Indemnity Co., Class A	26	5,540
Everest Group Ltd.	36	11,665
Globe Life, Inc.	84	12,872
Hartford Insurance Group, Inc.	225	28,604
Loews Corp.	88	9,113
Marsh & McLennan Cos., Inc.	4,725	755,858
MetLife, Inc.	416	34,399
Principal Financial Group, Inc.	136	14,092
Progressive Corp.	4,632	881,933
Prudential Financial, Inc.	257	25,865
Travelers Cos., Inc.	170	49,621
W.R. Berkley Corp.	187	11,882
Willis Towers Watson PLC	70	17,477
		2,775,146
Interactive media & services—5.4%
Alphabet, Inc., Class A	21,485	8,171,605
Alphabet, Inc., Class C	3,644	1,371,711

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Interactive media & services—(continued)
Meta Platforms, Inc., Class A	4,787	$3,027,825
		12,571,141
IT services—0.8%
Accenture PLC, Class A	2,506	468,797
Akamai Technologies, Inc.*	91	13,608
Cognizant Technology Solutions Corp., Class A	354	19,737
EPAM Systems, Inc.*	52	5,328
Gartner, Inc.*	52	8,434
GoDaddy, Inc., Class A*	130	11,158
International Business Machines Corp.	687	204,589
Snowflake, Inc.*	4,691	1,198,785
VeriSign, Inc.	60	17,123
		1,947,559
Leisure products—0.0%†
Hasbro, Inc.	116	9,996

Life sciences tools & services—0.5%
Agilent Technologies, Inc.	162	21,956
Bio-Rad Laboratories, Inc., Class A*	2,846	889,318
Bio-Techne Corp.	124	6,408
Charles River Laboratories International, Inc.*	35	6,325
Danaher Corp.	399	72,885
IQVIA Holdings, Inc.*	101	18,403
Mettler-Toledo International, Inc.*	13	15,348
Revvity, Inc.	62	6,482
Thermo Fisher Scientific, Inc.	236	116,233
Waters Corp.*	59	22,631
West Pharmaceutical Services, Inc.	35	11,298
		1,187,287
Machinery—1.1%
Caterpillar, Inc.	281	246,119
Cummins, Inc.	87	56,257
Deere & Co.	153	82,953
Dover Corp.	94	19,868
Fortive Corp.	165	9,623
Gates Industrial Corp. PLC*	30,392	787,761
IDEX Corp.	60	12,650
Illinois Tool Works, Inc.	150	37,092
Ingersoll Rand, Inc.	14,165	1,014,781
Nordson Corp.	42	12,068
Otis Worldwide Corp.	234	16,576
PACCAR, Inc.	312	34,435
Parker-Hannifin Corp.	81	68,415
Pentair PLC	115	8,147
Snap-on, Inc.	38	14,106
Stanley Black & Decker, Inc.	94	7,465
Westinghouse Air Brake Technologies Corp.	117	30,556

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(continued)
Xylem, Inc.	128	$14,021
		2,472,893
Media—0.0%†
Charter Communications, Inc., Class A*	66	9,507
EchoStar Corp., Class A*,1	92	11,885
Fox Corp., Class A	129	8,246
Fox Corp., Class B	92	5,280
News Corp., Class A	227	5,925
News Corp., Class B	99	2,952
Omnicom Group, Inc.	220	15,996
Paramount Skydance Corp., Class B	193	2,048
Trade Desk, Inc., Class A*	435	9,379
		71,218
Metals & mining—0.2%
Freeport-McMoRan, Inc.	2,582	169,663
Newmont Corp.	1,955	214,679
Nucor Corp.	396	99,000
Steel Dynamics, Inc.	229	59,574
		542,916
Multi-utilities—0.2%
Ameren Corp.	385	41,568
CenterPoint Energy, Inc.	918	38,795
CMS Energy Corp.	414	30,044
Consolidated Edison, Inc.	543	57,357
Dominion Energy, Inc.	1,292	86,487
DTE Energy Co.	304	43,432
NiSource, Inc.	666	30,783
Public Service Enterprise Group, Inc.	771	60,639
Sempra	965	86,010
WEC Energy Group, Inc.	470	52,194
		527,309
Oil, gas & consumable fuels—1.7%
APA Corp.	202	7,359
Chevron Corp.	1,422	259,458
ConocoPhillips	916	104,406
Devon Energy Corp.	18,225	810,830
Diamondback Energy, Inc.	165	31,594
EOG Resources, Inc.	410	54,686
EQT Corp.	539	29,607
Expand Energy Corp.	9,301	864,807
Exxon Mobil Corp.	3,174	461,055
Kinder Morgan, Inc.	1,550	48,174
Marathon Petroleum Corp.	228	56,720
Occidental Petroleum Corp.	15,827	896,283
ONEOK, Inc.	489	41,047
Phillips 66	338	59,448
Targa Resources Corp.	176	44,892
Texas Pacific Land Corp.	48	18,864

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—(continued)
Valero Energy Corp.	240	$58,757
Williams Cos., Inc.	924	65,964
		3,913,951
Passenger airlines—0.0%†
Delta Air Lines, Inc.	402	33,157
Southwest Airlines Co.	302	12,971
United Airlines Holdings, Inc.*	175	20,090
		66,218
Personal care products—0.0%†
Estee Lauder Cos., Inc., Class A	37	3,291
Kenvue, Inc.	264	4,562
		7,853
Pharmaceuticals—1.8%
Bristol-Myers Squibb Co.	26,451	1,512,468
Eli Lilly & Co.	1,753	1,937,065
Johnson & Johnson	1,502	338,446
Merck & Co., Inc.	1,547	183,660
Pfizer, Inc.	3,586	93,882
Viatris, Inc.	798	12,975
Zoetis, Inc.	257	19,966
		4,098,462
Professional services—0.1%
Automatic Data Processing, Inc.	239	53,020
Broadridge Financial Solutions, Inc.	73	11,222
Equifax, Inc.	70	11,605
Jacobs Solutions, Inc.	75	8,989
Leidos Holdings, Inc.	96	12,269
Paychex, Inc.	190	18,426
Verisk Analytics, Inc.	76	13,299
		128,830
Semiconductors & semiconductor equipment—11.7%
Advanced Micro Devices, Inc.*	6,009	3,101,245
Analog Devices, Inc.	357	147,744
Applied Materials, Inc.	2,860	1,287,172
Broadcom, Inc.	10,400	4,646,408
First Solar, Inc.*	86	26,384
Intel Corp.*	3,426	392,894
KLA Corp.	96	184,484
Lam Research Corp.	913	290,498
Marvell Technology, Inc.	4,229	866,945
Microchip Technology, Inc.	6,774	641,159
Micron Technology, Inc.	2,624	2,547,904
Monolithic Power Systems, Inc.	36	56,384
NVIDIA Corp.	51,807	10,938,530
NXP Semiconductors NV	181	58,164
ON Semiconductor Corp.*	304	36,668
Qnity Electronics, Inc.	143	22,308
QUALCOMM, Inc.	5,677	1,425,041

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(continued)
Skyworks Solutions, Inc.	87	$6,773
Teradyne, Inc.	111	41,548
Texas Instruments, Inc.	664	202,972
		26,921,225
Software—4.1%
Adobe, Inc.*	295	76,467
AppLovin Corp., Class A*	198	121,392
Autodesk, Inc.*	169	39,091
Cadence Design Systems, Inc.*	204	76,486
Crowdstrike Holdings, Inc., Class A*	184	134,504
Datadog, Inc., Class A*	245	60,601
Fair Isaac Corp.*	18	22,510
Fortinet, Inc.*	445	61,397
Gen Digital, Inc.	471	12,147
Intuit, Inc.	196	64,980
Microsoft Corp.	11,513	5,183,613
Oracle Corp.	7,560	1,706,897
Palantir Technologies, Inc., Class A*	1,663	260,326
Palo Alto Networks, Inc.*	589	165,915
PTC, Inc.*	94	13,041
Roper Technologies, Inc.	2,097	682,636
Salesforce, Inc.	3,470	663,117
ServiceNow, Inc.*	732	91,039
Synopsys, Inc.*	139	66,111
Trimble, Inc.*	183	10,323
Tyler Technologies, Inc.*	42	13,152
Workday, Inc., Class A*	172	25,145
		9,550,890
Specialty retail—0.3%
AutoZone, Inc.*	13	38,157
Best Buy Co., Inc.	124	9,666
Carvana Co.*	569	41,537
Home Depot, Inc.	763	241,978
Lowe's Cos., Inc.	422	90,460
O'Reilly Automotive, Inc.*	617	53,605
Ross Stores, Inc.	243	56,310
TJX Cos., Inc.	861	133,240
Tractor Supply Co.	352	11,098
Ulta Beauty, Inc.*	34	17,301
Williams-Sonoma, Inc.	98	19,950
		713,302
Technology hardware, storage & peripherals—4.5%
Apple, Inc.	28,791	8,984,519
Dell Technologies, Inc., Class C	225	94,705
Hewlett Packard Enterprise Co.	961	41,361
HP, Inc.	650	17,576
NetApp, Inc.	148	25,795
Sandisk Corp.*	108	183,058

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Technology hardware, storage & peripherals—(continued)
Seagate Technology Holdings PLC	159	$139,888
Super Micro Computer, Inc.*	317	14,611
Western Digital Corp.	1,728	917,931
		10,419,444
Textiles, apparel & luxury goods—0.0%†
Deckers Outdoor Corp.*	99	11,271
Lululemon Athletica, Inc.*	76	9,970
NIKE, Inc., Class B	896	41,422
Ralph Lauren Corp.	29	10,553
Tapestry, Inc.	153	22,255
		95,471
Tobacco—0.3%
Altria Group, Inc.	319	22,196
Philip Morris International, Inc.	4,244	752,801
		774,997
Trading companies & distributors—0.1%
Fastenal Co.	698	30,852
United Rentals, Inc.	38	37,835
WW Grainger, Inc.	26	32,090
		100,777
Water utilities—0.0%†
American Water Works Co., Inc.	293	36,118

Wireless telecommunication services—0.4%
T-Mobile U.S., Inc.	4,468	837,884
Total common stocks (cost—$97,491,185)		132,635,311

Preferred stocks—0.0%
Financial services—0.0%
SquareTwo Financial Corp.*,2,3 (cost—$0)	35,000	0

Exchange traded funds—6.8%
iShares MSCI Global Gold Miners ETF	37,300	2,900,448
iShares Russell Mid-Cap ETF	28,828	3,095,262
State Street Energy Select Sector SPDR ETF[1]	56,710	3,192,206
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	309,492	6,505,522
Total exchange traded funds (cost—$15,669,864)		15,693,438

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Asset-backed securities—1.2%
CCG Receivables Trust,
Series 2024-1, Class A2,
4.990%, due 03/15/32[4]	$213,488	$214,686
Dell Equipment Finance Trust,
Series 2024-1, Class D,
6.120%, due 09/23/30[4]	150,000	151,164
Enterprise Fleet Financing LLC,
Series 2025-2, Class A2,
4.510%, due 02/22/28[4]	159,228	159,591
Series 2023-2, Class A2,
5.560%, due 04/22/30[4]	66,231	66,418
Exeter Automobile Receivables Trust,
Series 2024-4A, Class C,
5.480%, due 08/15/30	150,000	151,234
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class DRR,
3 mo. USD Term SOFR + 2.900%
6.575%, due 10/20/34[4,5]	470,000	470,153
HPEFS Equipment Trust,
Series 2025-1A, Class D,
4.990%, due 03/21/33[4]	650,000	650,153
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class B,
4.940%, due 08/15/29[4]	275,000	276,434
OneMain Financial Issuance Trust,
Series 2020-2A, Class A,
1.750%, due 09/14/35[4]	290,740	287,428
Series 2020-2A, Class B,
2.210%, due 09/14/35[4]	300,000	291,752
Santander Drive Auto Receivables Trust,
Series 2025-3, Class C,
4.680%, due 09/15/31	150,000	149,895
Total asset-backed securities (cost—$2,882,827)		2,868,908

Corporate bonds—17.2%
Advertising—0.0%†
Clear Channel Outdoor Holdings, Inc.,
7.750%, due 04/15/28[4]	37,000	37,079
7.875%, due 04/01/30[4]	52,000	54,181
		91,260
Aerospace & defense—0.6%
AAR Escrow Issuer LLC,
6.750%, due 03/15/29[4]	215,000	220,863
Bombardier, Inc.,
7.000%, due 06/01/32[4]	192,000	199,967
7.250%, due 07/01/31[4]	10,000	10,507
8.750%, due 11/15/30[4]	89,000	94,359
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35	400,000	382,917

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Aerospace & defense—(continued)
HEICO Corp.,
5.350%, due 08/01/33	$200,000	$203,847
TransDigm, Inc.,
4.625%, due 01/15/29	25,000	24,628
6.000%, due 01/15/33[4]	96,000	97,098
6.375%, due 03/01/29[4]	45,000	45,884
6.625%, due 03/01/32[4]	68,000	69,940
7.125%, due 12/01/31[4]	10,000	10,386
		1,360,396
Agriculture—0.0%†
Reynolds American, Inc.,
5.700%, due 08/15/35	70,000	72,213

Airlines—0.5%
Allegiant Travel Co.,
7.250%, due 08/15/27[4]	201,000	201,810
American Airlines, Inc.,
7.250%, due 02/15/28[4]	158,000	160,281
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.750%, due 04/20/29[4]	180,000	179,800
Delta Air Lines Pass-Through Trust,
Series AA,Class AA
2.000%, due 06/10/28	73,825	71,487
Delta Air Lines, Inc.,
4.375%, due 04/19/28	100,000	99,481
5.250%, due 07/10/30	100,000	101,124
United Airlines, Inc.,
4.625%, due 04/15/29[4]	285,000	281,104
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
9.500%, due 06/01/28[4]	41,000	40,818
		1,135,905
Apparel—0.1%
Gildan Activewear, Inc.,
5.400%, due 10/07/35[4]	150,000	147,357

Auto manufacturers—0.4%
Ford Motor Credit Co. LLC,
4.125%, due 08/17/27	275,000	272,870
5.113%, due 05/03/29	200,000	199,399
General Motors Co.,
6.600%, due 04/01/36	350,000	376,482
		848,751
Auto parts & equipment—0.2%
American Axle & Manufacturing, Inc.,
5.000%, due 10/01/29	120,000	117,418
7.750%, due 10/15/33[4]	150,000	150,414
Goodyear Tire & Rubber Co.,
4.875%, due 03/15/27	50,000	49,819

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
5.250%, due 07/15/31	$250,000	$221,921
		539,572
Banks—2.0%
Bank of America Corp.,
6.110%, due 01/29/37	600,000	633,566
Bank of Nova Scotia,
(fixed, converts to FRN on 05/04/32)
4.588%, due 05/04/37[5]	100,000	96,085
Barclays PLC,
(fixed, converts to FRN on 08/09/32)
5.746%, due 08/09/33[5]	400,000	411,851
Canadian Imperial Bank of Commerce,
6.092%, due 10/03/33	150,000	160,338
Citigroup, Inc.,
(fixed, converts to FRN on 03/20/29)
3.980%, due 03/20/30[5]	175,000	171,928
6.675%, due 09/13/43	200,000	217,102
Deutsche Bank AG,
(fixed, converts to FRN on 01/07/27)
2.552%, due 01/07/28[5]	150,000	148,293
Goldman Sachs Group, Inc.,
5.150%, due 05/22/45	360,000	328,998
(fixed, converts to FRN on 02/10/30)
6.850%, due 02/10/30[5,6]	111,000	113,830
HSBC Holdings PLC,
6.500%, due 09/15/37	200,000	215,225
JPMorgan Chase & Co.,
(fixed, converts to FRN on 07/24/47)
4.032%, due 07/24/48[5]	400,000	320,299
Mitsubishi UFJ Financial Group, Inc.,
3.677%, due 02/22/27	350,000	348,919
Morgan Stanley,
4.300%, due 01/27/45	375,000	316,607
4.350%, due 09/08/26	590,000	590,252
(fixed, converts to FRN on 02/07/34)
5.942%, due 02/07/39[5]	100,000	103,360
PNC Financial Services Group, Inc.,
(fixed, converts to FRN on 01/24/33)
5.068%, due 01/24/34[5]	100,000	100,302
Royal Bank of Canada,
2.300%, due 11/03/31	250,000	223,426
Societe Generale SA,
4.000%, due 01/12/27[4]	200,000	199,624
		4,700,005
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.700%, due 02/01/36	75,000	73,023
4.900%, due 02/01/46	130,000	118,895

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Beverages—(continued)
Coca-Cola Co.,
1.650%, due 06/01/30	$100,000	$90,398
		282,316
Biotechnology—0.1%
Amgen, Inc.,
5.250%, due 03/02/33	150,000	153,220
Gilead Sciences, Inc.,
4.750%, due 03/01/46	50,000	44,922
		198,142
Building Materials—0.1%
Carrier Global Corp.,
6.200%, due 03/15/54	100,000	106,795
Knife River Corp.,
7.750%, due 05/01/31[4]	45,000	46,719
Smyrna Ready Mix Concrete LLC,
6.000%, due 11/01/28[4]	51,000	51,138
8.875%, due 11/15/31[4]	78,000	82,224
		286,876
Chemicals—0.8%
Celanese U.S. Holdings LLC,
7.330%, due 07/15/29	215,000	224,944
7.379%, due 07/15/32	250,000	262,745
CF Industries, Inc.,
5.150%, due 03/15/34	200,000	199,526
Dow Chemical Co.,
5.650%, due 03/15/36	200,000	199,879
Huntsman International LLC,
4.500%, due 05/01/29	280,000	271,157
LYB International Finance II BV,
3.500%, due 03/02/27	150,000	149,037
NOVA Chemicals Corp.,
8.500%, due 11/15/28[4]	11,000	11,415
9.000%, due 02/15/30[4]	40,000	42,127
Olin Corp.,
5.625%, due 08/01/29	420,000	417,643
		1,778,473
Commercial services—0.5%
ADT Security Corp.,
4.875%, due 07/15/32[4]	140,000	132,567
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.250%, due 01/15/30[4]	10,000	10,314
Block, Inc.,
6.500%, due 05/15/32	122,000	124,316
Brink's Co.,
6.500%, due 06/15/29[4]	305,000	312,580
Global Payments, Inc.,
5.950%, due 08/15/52	100,000	94,797
Herc Holdings, Inc.,
6.625%, due 06/15/29[4]	33,000	33,806

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Commercial services—(continued)
PayPal Holdings, Inc.,
5.500%, due 06/01/54	$50,000	$46,016
Quanta Services, Inc.,
2.350%, due 01/15/32	100,000	87,921
3.050%, due 10/01/41	150,000	110,979
Service Corp. International,
5.750%, due 10/15/32	10,000	10,081
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.750%, due 08/15/32[4]	42,000	41,962
United Rentals North America, Inc.,
6.125%, due 03/15/34[4]	59,000	60,551
		1,065,890
Computers—0.5%
Accenture Capital, Inc.,
4.500%, due 10/04/34	100,000	96,778
Ahead DB Holdings LLC,
6.625%, due 05/01/28[4]	45,000	45,076
Apple, Inc.,
3.450%, due 02/09/45	100,000	76,980
3.850%, due 05/04/43	160,000	133,347
Everforth, Inc.,
4.625%, due 05/15/28[4]	361,000	334,304
International Business Machines Corp.,
5.875%, due 11/29/32	175,000	185,559
KBR, Inc.,
4.750%, due 09/30/28[4]	41,000	40,486
McAfee Corp.,
7.375%, due 02/15/30[4]	134,000	114,585
Seagate Data Storage Technology Pte. Ltd.,
8.250%, due 12/15/29[4]	25,000	26,053
		1,053,168
Cosmetics/Personal Care—0.0%†
Perrigo Finance Unlimited Co.,
6.125%, due 09/30/32	15,000	14,319

Diversified financial services—1.5%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust,
3.300%, due 01/30/32	250,000	228,758
Ally Financial, Inc.,
6.700%, due 02/14/33	100,000	103,278
American Express Co.,
(fixed, converts to FRN on 10/24/35)
4.804%, due 10/24/36[5]	100,000	96,770
Bread Financial Holdings, Inc.,
6.750%, due 05/15/31[4]	170,000	173,991
(fixed, converts to FRN on 06/15/30)
8.375%, due 06/15/35[4,5]	59,000	61,679
Capital One Financial Corp.,

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
3.750%, due 07/28/26	$200,000	$199,882
(fixed, converts to FRN on 02/01/33)
5.817%, due 02/01/34[5]	450,000	463,021
CME Group, Inc.,
3.750%, due 06/15/28	150,000	148,719
Freedom Mortgage Holdings LLC,
9.125%, due 05/15/31[4]	49,000	50,731
9.250%, due 02/01/29[4]	156,000	162,493
GGAM Finance Ltd.,
6.875%, due 04/15/29[4]	145,000	148,865
8.000%, due 02/15/27[4]	100,000	100,784
Jane Street Group/JSG Finance, Inc.,
7.125%, due 04/30/31[4]	121,000	125,416
Jerrold Finco PLC,
7.875%, due 04/15/30[7]	100,000	136,127
Macquarie Airfinance Holdings Ltd.,
6.500%, due 03/26/31[4]	33,000	34,524
Navient Corp.,
4.875%, due 03/15/28	50,000	49,003
5.000%, due 03/15/27	40,000	39,762
6.750%, due 06/15/26	200,000	199,947
11.500%, due 03/15/31	44,000	46,813
OneMain Finance Corp.,
6.125%, due 05/15/30	120,000	119,515
6.750%, due 03/15/32	243,000	241,640
PRA Group, Inc.,
8.375%, due 02/01/28[4]	35,000	35,523
8.875%, due 01/31/30[4]	52,000	53,455
Rocket Cos., Inc.,
6.125%, due 08/01/30[4]	250,000	253,829
7.125%, due 02/01/32[4]	59,000	61,121
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.875%, due 10/15/26[4]	150,000	148,789
		3,484,435
Electric—1.1%
Berkshire Hathaway Energy Co.,
4.450%, due 01/15/49	50,000	41,094
Clearway Energy Operating LLC,
4.750%, due 03/15/28[4]	65,000	64,528
Consolidated Edison Co. of New York, Inc.,
5.900%, due 11/15/53	100,000	101,265
Constellation Energy Generation LLC,
4.625%, due 02/01/29[4]	30,000	29,848
DTE Electric Co., Series A,
3.000%, due 03/01/32	200,000	184,353
5.200%, due 03/01/34	100,000	102,219

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(continued)
Duke Energy Ohio, Inc.,
4.300%, due 02/01/49	$250,000	$201,471
Edison International,
(fixed, converts to FRN on 06/15/29)
7.875%, due 06/15/54[5]	37,000	37,853
Eversource Energy,
5.500%, due 01/01/34	200,000	203,572
Exelon Corp.,
4.450%, due 04/15/46	200,000	166,650
4.950%, due 03/15/36	150,000	145,935
FirstEnergy Corp.,
Series C,
4.850%, due 07/15/47	75,000	65,043
Florida Power & Light Co.,
5.950%, due 02/01/38	45,000	48,021
Georgia Power Co.,
Series B,
3.700%, due 01/30/50	200,000	148,168
National Rural Utilities Cooperative Finance Corp.,
3.900%, due 11/01/28	100,000	98,677
NRG Energy, Inc.,
3.625%, due 02/15/31[4]	66,000	61,211
6.000%, due 02/01/33[4]	67,000	67,507
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	40,000	30,976
PG&E Corp.,
5.000%, due 07/01/28	96,000	95,530
Public Service Electric & Gas Co.,
2.450%, due 01/15/30	250,000	233,404
San Diego Gas & Electric Co.,
4.100%, due 06/15/49	100,000	78,013
Sempra,
6.000%, due 10/15/39	150,000	154,084
Southern California Edison Co.,
3.650%, due 02/01/50	175,000	120,979
Southwestern Electric Power Co.,
3.250%, due 11/01/51	100,000	65,510
Vistra Corp.,
(fixed, converts to FRN on 12/15/26)
7.000%, due 12/15/26[4,5,6]	102,000	102,662
		2,648,573
Electrical components & equipment—0.1%
Energizer Holdings, Inc.,
4.375%, due 03/31/29[4]	121,000	116,470
4.750%, due 06/15/28[4]	180,000	177,856
		294,326

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electronics—0.1%
Allegion U.S. Holding Co., Inc.,
5.600%, due 05/29/34	$150,000	$153,199

Energy-Alternate Sources—0.0%†
TerraForm Power Operating LLC,
4.750%, due 01/15/30[4]	97,000	93,668

Engineering & construction—0.1%
Arcosa, Inc.,
6.875%, due 08/15/32[4]	37,000	38,335
Artera Services LLC,
8.500%, due 02/15/31[4]	89,000	81,275
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.500%, due 02/01/32[4]	5,000	5,150
		124,760
Entertainment—0.1%
Caesars Entertainment, Inc.,
6.000%, due 10/15/32[4]	55,000	49,245
6.500%, due 02/15/32[4]	25,000	24,374
Discovery Global Holdings, Inc.,
4.054%, due 03/15/29	135,000	134,264
Light & Wonder International, Inc.,
7.500%, due 09/01/31[4]	67,000	69,723
		277,606
Food—0.1%
J.M. Smucker Co.,
6.200%, due 11/15/33	100,000	106,628
6.500%, due 11/15/43	100,000	106,667
Kroger Co.,
3.875%, due 10/15/46	150,000	114,668
		327,963
Gas—0.0%†
NiSource, Inc.,
5.350%, due 04/01/34	100,000	102,086

Healthcare-products—0.1%
Abbott Laboratories,
4.900%, due 11/30/46	50,000	45,848
Solventum Corp.,
5.600%, due 03/23/34	150,000	153,856
		199,704
Healthcare-services—0.6%
Centene Corp.,
2.450%, due 07/15/28	100,000	94,800
4.625%, due 12/15/29	200,000	194,794
CHS/Community Health Systems, Inc.,
5.250%, due 05/15/30[4]	60,000	56,541
6.000%, due 01/15/29[4]	57,000	56,430
6.875%, due 04/15/29[4]	43,000	42,541
10.875%, due 01/15/32[4]	53,000	57,107
DaVita, Inc.,

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Healthcare-services—(continued)
4.625%, due 06/01/30[4]	$105,000	$102,027
6.875%, due 09/01/32[4]	75,000	77,667
HCA, Inc.,
5.250%, due 06/15/49	150,000	133,891
LifePoint Health, Inc.,
9.875%, due 08/15/30[4]	77,000	81,406
10.000%, due 06/01/32[4]	15,000	15,357
Prime Healthcare Services, Inc.,
9.375%, due 09/01/29[4]	64,000	66,944
Star Parent, Inc.,
9.000%, due 10/01/30[4]	64,000	67,188
Tenet Healthcare Corp.,
6.125%, due 06/15/30	96,000	96,905
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	240,000	233,189
		1,376,787
Home builders—0.0%†
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.625%, due 08/01/29[4]	37,000	35,503

Home furnishings—0.1%
Whirlpool Corp.,
6.125%, due 06/15/30	150,000	141,090

Housewares—0.0%†
Newell Brands, Inc.,
6.375%, due 05/15/30	25,000	24,666
7.375%, due 04/01/36	27,000	25,956
7.500%, due 04/01/46	5,000	4,359
		54,981
Insurance—0.4%
Allstate Corp.,
5.550%, due 05/09/35	100,000	103,400
Aon Global Ltd.,
4.750%, due 05/15/45	100,000	87,926
Berkshire Hathaway Finance Corp.,
4.250%, due 01/15/49	100,000	82,665
Hartford Insurance Group, Inc.,
6.100%, due 10/01/41	150,000	157,906
Marsh & McLennan Cos., Inc.,
5.000%, due 03/15/35	150,000	148,899
MetLife, Inc.,
4.125%, due 08/13/42	130,000	109,264
Metropolitan Life Global Funding I,
5.150%, due 03/28/33[4]	150,000	151,821
Teachers Insurance & Annuity
Association of America,
4.270%, due 05/15/47[4]	50,000	40,319
		882,200

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Internet—0.4%
Amazon.com, Inc.,
2.500%, due 06/03/50	$150,000	$88,218
Expedia Group, Inc.,
3.800%, due 02/15/28	100,000	98,869
Meta Platforms, Inc.,
4.875%, due 11/15/35	150,000	146,559
5.400%, due 08/15/54	50,000	44,761
Netflix, Inc.,
4.875%, due 06/15/30[4]	100,000	101,145
Snap, Inc.,
6.875%, due 03/01/33[4]	45,000	44,604
Uber Technologies, Inc.,
4.800%, due 09/15/34	150,000	146,791
Wayfair LLC,
7.250%, due 10/31/29[4]	340,000	349,828
		1,020,775
Investment companies—0.3%
Blue Owl Technology Finance Corp.,
6.100%, due 03/15/28	172,000	171,623
6.125%, due 01/23/31	100,000	96,632
6.750%, due 04/04/29	125,000	125,638
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
5.250%, due 05/15/27	189,000	186,951
9.750%, due 01/15/29	50,000	49,623
10.000%, due 11/15/29[4]	5,000	5,005
		635,472
Iron & steel—0.1%
Cleveland-Cliffs, Inc.,
6.875%, due 11/01/29[4]	45,000	46,011
7.000%, due 03/15/32[4]	92,000	93,008
7.500%, due 09/15/31[4]	100,000	103,240
Fortescue Treasury Pty. Ltd.,
5.875%, due 04/15/30[4]	15,000	15,258
6.125%, due 04/15/32[4]	76,000	78,691
		336,208
Leisure time—0.3%
Carnival Corp. Ltd.,
5.875%, due 06/15/31[4]	260,000	264,022
NCL Corp. Ltd.,
6.750%, due 02/01/32[4]	131,000	129,815
Patrick Industries, Inc.,
6.375%, due 11/01/32[4]	67,000	66,920
Pinnacle Bidco PLC,
8.250%, due 10/11/28[7]	100,000	121,363
Royal Caribbean Cruises Ltd.,
5.500%, due 04/01/28[4]	10,000	10,113
5.625%, due 09/30/31[4]	68,000	68,597
6.000%, due 02/01/33[4]	11,000	11,152
6.250%, due 03/15/32[4]	30,000	30,642

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Leisure time—(continued)
7.500%, due 10/15/27	$25,000	$25,956
Sabre GLBL, Inc.,
10.750%, due 11/15/29[4]	26,000	23,348
10.750%, due 03/15/30[4]	31,000	27,404
		779,332
Lodging—0.1%
Hilton Grand Vacations
Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
4.875%, due 07/01/31[4]	94,000	87,669
5.000%, due 06/01/29[4]	25,000	24,322
6.625%, due 01/15/32[4]	40,000	40,676
		152,667
Machinery-diversified—0.1%
Regal Rexnord Corp.,
6.400%, due 04/15/33	150,000	158,960
Westinghouse Air Brake Technologies Corp.,
5.611%, due 03/11/34	150,000	154,558
		313,518
Media—0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.250%, due 02/01/31[4]	143,000	129,472
4.250%, due 01/15/34[4]	40,000	33,411
4.750%, due 03/01/30[4]	122,000	115,301
5.375%, due 06/01/29[4]	139,000	136,446
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, due 03/15/28	250,000	247,352
Comcast Corp.,
2.887%, due 11/01/51	239,000	139,498
Directv Financing LLC,
8.875%, due 02/01/30[4]	131,000	133,873
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.875%, due 08/15/27[4]	2,000	2,005
10.000%, due 02/15/31[4]	13,000	13,602
Discovery Communications LLC,
3.625%, due 05/15/30	70,000	65,800
DISH Network Corp.,
11.750%, due 11/15/27[4]	85,000	87,582
Nexstar Media, Inc.,
4.750%, due 11/01/28[4]	45,000	44,297
Sirius XM Radio LLC,
3.875%, due 09/01/31[4]	52,000	47,368
4.125%, due 07/01/30[4]	59,000	55,619
5.500%, due 07/01/29[4]	35,000	34,863

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Media—(continued)
Time Warner Cable LLC,
6.550%, due 05/01/37	$125,000	$124,860
Univision Communications, Inc.,
4.500%, due 05/01/29[4]	40,000	38,019
7.375%, due 06/30/30[4]	63,000	62,733
8.500%, due 07/31/31[4]	65,000	65,437
Walt Disney Co.,
4.950%, due 10/15/45	120,000	110,395
		1,687,933
Mining—0.1%
Freeport-McMoRan, Inc.,
4.625%, due 08/01/30	150,000	149,496

Miscellaneous manufacturers—0.1%
Amsted Industries, Inc.,
4.625%, due 05/15/30[4]	60,000	58,239
6.375%, due 03/15/33[4]	86,000	87,419
Axon Enterprise, Inc.,
6.250%, due 03/15/33[4]	43,000	44,077
		189,735
Office & business equipment—0.0%†
Zebra Technologies Corp.,
6.500%, due 06/01/32[4]	33,000	33,475

Oil & gas—0.5%
Aker BP ASA,
3.750%, due 01/15/30[4]	150,000	144,799
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
5.875%, due 06/30/29[4]	87,000	86,884
6.625%, due 10/15/32[4]	50,000	51,313
ConocoPhillips Co.,
3.758%, due 03/15/42	50,000	40,781
EQT Corp.,
5.750%, due 02/01/34	150,000	155,005
Equinor ASA,
4.800%, due 11/08/43	50,000	46,177
Exxon Mobil Corp.,
4.114%, due 03/01/46	50,000	41,687
Marathon Petroleum Corp.,
4.750%, due 09/15/44	60,000	52,447
Nabors Industries, Inc.,
9.125%, due 01/31/30[4]	37,000	38,769
Shell Finance U.S., Inc.,
4.375%, due 05/11/45	100,000	85,586
SM Energy Co.,
8.750%, due 07/01/31[4]	81,000	84,793
Sunoco LP,
7.250%, due 05/01/32[4]	89,000	92,995
Transocean Aquila Ltd.,
8.000%, due 09/30/28[4]	104,615	107,100

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Transocean International Ltd.,
8.750%, due 02/15/30[4]	$3,500	$3,667
		1,032,003
Oil & gas services—0.2%
Oceaneering International, Inc.,
6.000%, due 02/01/28	210,000	211,888
USA Compression Partners LP/USA Compression Finance Corp.,
7.125%, due 03/15/29[4]	182,000	187,523
Weatherford International Ltd.,
8.625%, due 04/30/30[4]	15,000	15,231
		414,642
Pharmaceuticals—0.5%
AbbVie, Inc.,
4.450%, due 05/14/46	200,000	172,034
CVS Health Corp.,
5.700%, due 06/01/34	150,000	154,936
Eli Lilly & Co.,
4.900%, due 10/15/35	100,000	100,047
Pfizer, Inc.,
7.200%, due 03/15/39	270,000	315,807
Teva Pharmaceutical Finance Netherlands II BV,
3.750%, due 05/09/27	100,000	116,819
Teva Pharmaceutical Finance Netherlands IV BV,
5.750%, due 12/01/30	225,000	229,750
		1,089,393
Pipelines—0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, due 06/15/29[4]	37,000	36,975
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.250%, due 07/15/32[4]	82,000	85,242
Buckeye Partners LP,
6.750%, due 02/01/30[4]	62,000	64,208
6.875%, due 07/01/29[4]	22,000	22,681
Cheniere Energy Partners LP,
5.550%, due 10/30/35	100,000	102,026
CNX Midstream Partners LP,
4.750%, due 04/15/30[4]	105,000	101,372
Enbridge Energy Partners LP,
7.375%, due 10/15/45	100,000	116,372
Energy Transfer LP,
5.400%, due 10/01/47	50,000	45,485
3 mo. USD Term SOFR + 3.279%
6.942%, due 11/01/66[5]	75,000	74,926
Howard Midstream Energy Partners LLC,
7.375%, due 07/15/32[4]	107,000	110,602

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Pipelines—(continued)
Kinder Morgan, Inc.,
4.300%, due 03/01/28	$150,000	$149,955
5.550%, due 06/01/45	170,000	164,398
Plains All American Pipeline LP/PAA Finance Corp.,
5.700%, due 09/15/34	300,000	307,727
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	80,000	80,130
Targa Resources Corp.,
4.200%, due 02/01/33	150,000	142,709
Venture Global LNG, Inc.,
7.000%, due 01/15/30[4]	52,000	53,340
8.125%, due 06/01/28[4]	35,000	35,778
8.375%, due 06/01/31[4]	40,000	41,624
9.875%, due 02/01/32[4]	197,000	210,636
Western Midstream Operating LP,
6.150%, due 04/01/33	100,000	105,154
		2,051,340
Real estate—0.1%
Jones Lang LaSalle, Inc.,
6.875%, due 12/01/28	200,000	210,067

Real estate investment trusts—0.3%
Extra Space Storage LP,
5.400%, due 02/01/34	200,000	202,324
Iron Mountain, Inc.,
5.625%, due 07/15/32[4]	55,000	54,479
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.750%, due 06/15/29[4]	185,000	181,062
Public Storage Operating Co.,
2.250%, due 11/09/31	200,000	177,695
Service Properties Trust,
8.625%, due 11/15/31[4]	67,000	70,715
		686,275
Retail—0.6%
Asbury Automotive Group, Inc.,
4.625%, due 11/15/29[4]	20,000	19,425
4.750%, due 03/01/30	395,000	384,343
Bath & Body Works, Inc.,
6.625%, due 10/01/30[4]	82,000	83,448
6.875%, due 11/01/35	25,000	25,012
Home Depot, Inc.,
3.350%, due 04/15/50	150,000	104,412
LCM Investments Holdings II LLC,
4.875%, due 05/01/29[4]	90,000	87,857
8.250%, due 08/01/31[4]	41,000	42,785
Lithia Motors, Inc.,
4.375%, due 01/15/31[4]	76,000	72,026

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Retail—(continued)
Macy's Retail Holdings LLC,
5.875%, due 03/15/30[4]	$100,000	$99,636
McDonald's Corp.,
3.800%, due 04/01/28	250,000	248,032
4.875%, due 12/09/45	120,000	108,340
		1,275,316
Semiconductors—0.2%
Broadcom, Inc.,
4.926%, due 05/15/37[4]	150,000	145,751
NVIDIA Corp.,
2.850%, due 04/01/30	100,000	94,923
NXP BV/NXP Funding LLC,
5.550%, due 12/01/28	100,000	102,026
		342,700
Software—0.4%
Cloud Software Group, Inc.,
6.500%, due 03/31/29[4]	148,000	146,868
9.000%, due 09/30/29[4]	118,000	116,598
Microsoft Corp.,
2.525%, due 06/01/50	120,000	72,294
3.500%, due 02/12/35	150,000	139,426
Open Text Corp.,
3.875%, due 12/01/29[4]	30,000	27,537
Oracle Corp.,
5.200%, due 09/26/35	200,000	190,478
5.375%, due 07/15/40	216,000	194,353
5.375%, due 09/27/54	100,000	80,176
		967,730
Telecommunications—0.7%
AT&T, Inc.,
3.800%, due 12/01/57	317,000	215,399
6.000%, due 08/15/40	180,000	183,899
Cisco Systems, Inc.,
5.050%, due 02/26/34	100,000	101,405
5.300%, due 02/26/54	50,000	47,592
Telecom Italia Capital SA,
7.721%, due 06/04/38	59,000	66,970
T-Mobile USA, Inc.,
5.150%, due 04/15/34	300,000	302,557
5.650%, due 01/15/53	70,000	66,694
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
6.500%, due 02/15/29[4]	167,000	164,971
Verizon Communications, Inc.,
2.355%, due 03/15/32	209,000	183,532
5.875%, due 11/30/55	100,000	98,410
Viasat, Inc.,
6.500%, due 07/15/28[4]	100,000	99,805

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Telecommunications—(continued)
7.500%, due 05/30/31[4]	$66,000	$66,627
		1,597,861
Transportation—0.1%
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	160,000	153,418
Canadian Pacific Railway Co.,
3.000%, due 12/02/41	150,000	111,021
United Parcel Service, Inc.,
3.750%, due 11/15/47	50,000	37,888
		302,327
Trucking & leasing—0.3%
FTAI Aviation Investors LLC,
5.500%, due 05/01/28[4]	380,000	379,563
7.875%, due 12/01/30[4]	78,000	81,821
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.050%, due 08/01/28[4]	150,000	154,170
		615,554
Total corporate bonds (cost—$40,877,229)		39,655,343

Mortgage-backed securities—1.1%
Bank,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	309,112
BMO Mortgage Trust,
Series 2023-C4, Class A5,
5.117%, due 02/15/56[5]	500,000	503,011
CENT,
Series 2025-CITY, Class A,
4.920%, due 07/10/40[4,5]	500,000	500,605
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[5]	350,000	346,772
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[4,5]	99,570	93,114
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[4]	425,000	199,754
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A,
2.835%, due 08/10/38[4]	520,000	517,846
Verus Securitization Trust,
Series 2021-R1, Class A1,
0.820%, due 10/25/63[4,5]	22,467	21,833
Total mortgage-backed securities (cost—$2,813,434)		2,492,047

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Non-U.S. government agency obligations—0.1%
Mexico Government International Bonds,
4.750%, due 04/27/32
(cost—$203,739)	$200,000	$192,025

U.S. government agency obligations—12.9%
Federal Home Loan Mortgage Corp.
2.000%, due 05/01/51	1,364,232	1,102,071
2.500%, due 05/01/52	1,134,090	963,015
3.000%, due 11/01/46	60,753	54,598
3.000%, due 07/01/47	76,915	68,892
3.000%, due 08/01/47	76,253	68,299
4.000%, due 05/01/47	58,444	55,752
5.000%, due 03/01/38	6,037	6,115
5.500%, due 05/01/37	28,879	29,757
5.500%, due 08/01/40	5,406	5,583
6.500%, due 08/01/28	4,626	4,695
Federal National Mortgage Association
2.000%, due 11/01/50	795,763	644,226
2.000%, due 01/01/51	387,300	313,412
2.000%, due 03/01/51	384,905	311,208
2.500%, due 04/01/50	1,133,338	962,183
2.500%, due 05/01/51	663,448	561,816
2.500%, due 02/01/52	870,156	745,348
2.500%, due 03/01/52	1,512,470	1,274,936
3.000%, due 11/01/48	128,695	115,512
3.000%, due 02/01/50	134,809	119,153
3.500%, due 12/01/47	50,895	47,000
3.500%, due 02/01/48	355,833	328,646
4.000%, due 12/01/39	18,680	18,125
4.000%, due 02/01/41	9,540	9,251
4.000%, due 07/01/53	501,431	470,768
4.500%, due 09/01/37	52,866	52,883
4.500%, due 07/01/47	29,900	29,239
5.000%, due 10/01/39	3,040	3,075
5.000%, due 05/01/40	2,393	2,420
5.500%, due 08/01/39	5,254	5,415
7.000%, due 08/01/32	35,344	37,491
Government National Mortgage Association
2.000%, due 03/20/51	999,743	820,837
2.500%, due 03/20/51	1,037,831	888,205
3.000%, due 01/20/47	29,123	26,276
3.000%, due 07/20/47	78,515	70,707
3.000%, due 08/20/47	59,460	53,546
3.500%, due 04/20/47	73,272	67,657
4.000%, due 07/15/42	17,585	16,931
5.000%, due 11/20/52	448,772	446,420
6.000%, due 11/20/28	54	55
6.000%, due 02/20/29	123	124
6.000%, due 02/20/34	142,175	147,128
Government National Mortgage Association, TBA
3.000%	1,525,000	1,355,481

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%	$925,000	$860,152
4.500%	925,000	889,699
5.000%	475,000	469,030
Uniform Mortgage-Backed Security, TBA
1.500%	675,000	517,060
2.000%	1,300,000	1,040,043
3.000%	2,050,000	1,790,072
3.500%	1,425,000	1,295,308
3.500%	1,000,000	956,164
4.000%	950,000	889,323
4.500%	2,800,000	2,687,446
5.000%	2,300,000	2,262,703
5.500%	3,875,000	3,892,127
Total U.S. government agency obligations (cost—$30,199,151)		29,853,378

U.S. Treasury obligations—0.2%
U.S. Treasury Notes,
3.875%, due 04/30/31	600,000	593,016
(cost—$593,358)

Number of shares
Short term investments—9.1%
Investment companies—2.4%
State Street Institutional U.S. Government Money Market Fund, 3.562[8] (cost—$5,531,973)	5,531,973	5,531,973

	Face amount
Short-term U.S. Treasury obligations—6.7%
U.S. Treasury Bills
3.625%, due 06/04/26[8]	1,400,000	1,399,588
3.634%, due 06/04/26[8]	1,500,000	1,499,558
3.654%, due 07/16/26[8]	1,050,000	1,045,314
3.672%, due 09/24/26[8]	400,000	395,448
3.688%, due 09/24/26[8]	1,500,000	1,482,659
3.692%, due 07/16/26[8]	2,500,000	2,488,703
3.693%, due 09/24/26[8]	1,000,000	988,552

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

	Face amount	Value
Short-term U.S. Treasury obligations—(continued)
3.694%, due 08/18/26[8]	$2,245,000	$2,227,532
3.705%, due 09/17/26[8]	1,200,000	1,187,067
3.709%, due 10/29/26[8]	2,000,000	1,969,557
3.723%, due 09/24/26[8]	800,000	790,787
Total short-term U.S. Treasury obligations (cost—$15,475,395)		15,474,765
Total short term investments (Cost—$21,007,368)		21,006,738

	Number of shares
Investment of cash collateral from securities loaned—0.0%†
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 3.614%[8] (cost—$120,038)	120,038	120,038
Total investments before investments sold short—106.0% (Cost—$211,858,193)		245,110,242

	Face amount
Investments sold short—(0.7)%
U.S. government agency obligations—(0.7)%
Uniform Mortgage-Backed Security, TBA,
4.500%
(cost—$(1,629,609))	(1,700,000)	(1,631,663)
Total investments—105.3% (cost—$210,228,584)[9]		243,478,579
Liabilities in excess of other assets—(5.3)%		(12,361,576)
Net assets: 100.0%		$231,117,003

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
296	EUR	EURO STOXX Banks Index Futures	June 2026	$4,444,676	$4,729,121	$284,445
32	GBP	FTSE 100 Index Futures	June 2026	4,478,109	4,500,347	22,238
129	USD	MSCI Emerging Markets Index Futures	June 2026	9,841,634	11,277,825	1,436,191

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

Futures contracts (continued)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
101	USD	Russell 1000 E-Mini Value Index Futures	June 2026	$10,856,385	$11,819,525	$963,140
47	USD	Russell 2000 Value Index Futures	June 2026	5,960,185	6,872,105	911,920
U.S. Treasury futures buy contracts:
21	USD	U.S. Treasury Note 2 Year Futures	September 2026	$4,331,958	$4,337,812	$5,854
7	USD	U.S. Treasury Note 5 Year Futures	September 2026	745,237	750,477	5,240
184	USD	U.S. Treasury Note 10 Year Futures	September 2026	20,056,307	20,208,375	152,068
Total				$60,714,491	$64,495,587	$3,781,096
Index futures sell contracts:
130	EUR	EURO STOXX 50 Index Futures	June 2026	$(8,832,825)	$(9,194,963)	$(362,138)
36	USD	iBoxx iShares $ High Yield Corporate Bond Index Futures	September 2026	(6,602,848)	(6,617,160)	(14,312)
44	USD	iBoxx iShares $ Investment Grade Corporate Bond Index Futures	September 2026	(6,506,602)	(6,532,460)	(25,858)
23	USD	S&P 500 E-Mini Index Futures	June 2026	(7,789,015)	(8,735,112)	(946,097)
U.S. Treasury futures sell contracts:
3	USD	U.S. Long Bond Futures	September 2026	$(328,027)	$(336,656)	$(8,629)
3	USD	Ultra U.S. Treasury Bond Futures	September 2026	(333,324)	(343,219)	(9,895)
10	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2026	(1,102,016)	(1,120,781)	(18,765)
Total				$(31,494,657)	$(32,880,351)	$(1,385,694)
Net unrealized appreciation (depreciation)						$2,395,402

Centrally cleared credit default swap agreements on credit indices—sell protection10

Referenced obligations	Implied credit spread as of May 31, 2026[11]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S45	N/A	USD	2,940	12/20/30	Quarterly	5.000%	$(22,622)	$277,565	$300,187

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	15,353,888	EUR	13,015,000	06/15/26	$(164,383)
Net unrealized appreciation (depreciation)						$(164,383)

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$132,635,183	$128	$—	$132,635,311
Preferred stocks	—	—	0	0
Exchange traded funds	15,693,438	—	—	15,693,438
Asset-backed securities	—	2,868,908	—	2,868,908
Corporate bonds	—	39,655,343	—	39,655,343
Mortgage-backed securities	—	2,492,047	—	2,492,047
Non-U.S. government agency obligations	—	192,025	—	192,025
U.S. government agency obligations	—	29,853,378	—	29,853,378
U.S. Treasury obligations	—	593,016	—	593,016
Short-term investments	5,531,973	—	—	5,531,973
Short-term U.S. Treasury obligations	—	15,474,765	—	15,474,765
Investment of cash collateral from securities loaned	120,038	—	—	120,038
Futures contracts	3,781,096	—	—	3,781,096
Swap agreements	—	277,565	—	277,565
Total	$157,761,728	$91,407,175	$0	$249,168,903

Liabilities
U.S. government agency obligations	$—	$(1,631,663)	$—	$(1,631,663)
Futures contracts	(1,385,694)	—	—	(1,385,694)
Forward foreign currency contracts	—	(164,383)	—	(164,383)
Total	$(1,385,694)	$(1,796,046)	$—	$(3,181,740)

For the period ended May 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†      Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,247,597, represented 7.5% of the Fund's net assets at period end.
5	Floating or variable rate securities. The rates disclosed are as of May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
6	Perpetual investment. Date shown reflects the next call date.

UBS U.S. Allocation Fund

Portfolio of investments—May 31, 2026

(unaudited)

7	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
8	Rate shown reflects yield at May 31, 2026.
9	Includes $3,293,893 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $120,038 and non-cash collateral of $3,275,593.
10	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
11	Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
12	Payments made or received are based on the notional amount.

Portfolio acronyms:
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRN	Floating Rate Note
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
TBA	To-Be-Announced Security

Currency type abbreviations:
EUR	Euro Member Countries
GBP	United Kingdom Pound
USD	United States Dollar

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund do not price their shares, on most national holidays and Good Friday. To the extent that a Fund assets are traded in other markets on days when the NYSE is not open, the value of a Fund assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, a Fund net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its fund investments. The Fund normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund net asset value. However, if any of the Fund determine that such developments are so significant that they will materially affect the value of the Fund investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fundmay use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the clearing houses.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Portfolio’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated February 28, 2026.